CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Contingencies
CONTINGENCIES

ASC tax claim

On January 2, 2015, the Company acquired ASC Holdings Limited and ASC Bolivia LDC (which together, hold ASC Bolivia LDC Sucursal Bolivia, which in turn, held Apogee Silver Ltd.’s (“Apogee”) joint venture interest in the Pulacayo Project) and Apogee Minerals Bolivia S.A. Pursuant to the terms of the Agreement, the Company agreed to assume all liabilities of these former Apogee subsidiaries, including legal and tax liabilities associated with the Pulacayo Project.  During Apogee’s financial year ended June 30, 2014, it received notice from the Servicio de Impuestos Nacionales, the national tax authority in Bolivia, that ASC Bolivia LDC Sucursal Bolivia, now the Company’s wholly-owned subsidiary, owed approximately Bs42,000,000 in taxes, interest and penalties relating to a historical tax liability in an amount originally assessed at approximately $760,000 in 2004, prior to Apogee acquiring the subsidiary in 2011.

Apogee disputed the assessment and disclosed to the Company that it believed the notice was improperly issued.  The Company continued to dispute the assessment and hired local legal counsel to pursue an appeal of the tax authority’s assessment on both substantive and procedural grounds. The Company received a positive Resolution issued by the Bolivian Constitutional Court that among other things, declared null and void the previous

Resolution of the Bolivian Supreme Court issued in 2011 (that imposed the tax liability on ASC Bolivia LDC Sucursal Bolivia) and sent the matter back to the Supreme court to consider and issue a new resolution.

On November 18, 2019 the Company received Resolution No. 195/2018 issued by the Supreme Court of Bolivia which declared the tax claim brought by Bolivia’s General Revenue Authority against the Company’s Bolivian subsidiary as not proven.

The Resolution is final and binding. Hence neither the Company nor the Company’s Bolivian subsidiaries owe any outstanding back taxes to the Bolivian General Revenue Authority.

During the year ended December 31, 2019, the Company and legal counsel reassessed the status of tax rulings and determined that the probability of a re-issuance of a tax claim against the Company in connection with the above was remote. As a result, the Company has written off the tax liability and recorded a debt settlement gain in the amount of $7,952,700 on its consolidated statements of operations and comprehensive loss.

Red Hill tax claim

During the year ended December 31, 2014, the Company’s wholly-owned subsidiary, Red Hill Mongolia LLC (“Red Hill”) was issued a letter from the Sukhbaatar District Tax Division notifying it of the results of the Sukhbaatar District Tax Division’s VAT inspection of Red Hill’s 2009-2013 tax imposition and payments that resulted in validating VAT credits of only MNT235,718,533 from Red Hill’s claimed VAT credit of MNT2,654,175,507. Red Hill disagreed with the Sukhbaatar District Tax Division’s findings as the tax assessment appeared to the Company to be unfounded.  The Company disputed the Sukhbaatar District Tax Division’s assessment and submitted a complaint to the Capital City Tax Tribunal.  On March 24, 2015, the Capital City Tax Tribunal resolved to refer the matter back to the Sukhbaatar District Tax Division for revision and separation of the action between confirmation of Red Hill’s VAT credit, and the imposition of the penalty/deduction for the tax assessment. Due to the uncertainty of realizing the VAT balance, the Company has recorded an impairment charge for the full VAT balance in the year ended December 31, 2015.

In June 2019, the Company received a positive resolution issued from the City tax tribunal regarding the Company’s VAT dispute with the Mongolia tax office. The resolution, which is binding and final, affirmed Red Hill’s outstanding VAT credit of 1.169 billion MNT resulted from past mining equipment purchases.

The VAT credit can be used to offset Red Hill’s taxes and royalty payments; or be refunded in cash by Mongolia’s Ministry of Finance within 12 to 24 months processing time. Due to the credit risk associated with the VAT credit, the Company has provided a full valuation provision against the balance.